Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 11 - EQUITY:

A.	Share capital

Share data in these financial statements, have been adjusted retroactively to give effect to the reverse stock split (at a ratio of 10:1), which came into effect on December 4, 2023, and the consequent changes made to warrants and options issued by the Company.

1)	On October 31, 2021, and as part of the Company’s preparation for listing on Nasdaq, the Company entered into an investment agreement with four accredited investors that includes a private placement of the Company’s Ordinary Shares and prefunded warrants for a capital investment of $15 million, made in two stages.

Pursuant to the agreement, upon closing of the first stage on December 30, 2021 the Company received an aggregate amount of $7.5 million against the issuance of 167,031 Ordinary Shares.

On May 24, 2022, following the completion of listing on Nasdaq and the effectiveness of a registration statement covering the resale of the Ordinary Shares and the Ordinary Shares underlying the prefunded warrants under the investment agreement, an additional investment of $7.5 million, was made against the issuance of additional 151,765 Ordinary Shares and 15,266 prefunded warrants to purchase Ordinary Shares, at an exercise price of NIS 6.0 per ordinary share exercisable immediately upon issuance for a period of five years from issuance. The prefunded warrants were exercised on July 7, 2023.

In connection with the above investment agreement and its facilitation of it, the Company paid transaction fees to a third party consisting of cash consideration of $275 thousand and non-marketable options, exercisable into 5,360 Ordinary Shares of the Company, for an exercise price of NIS 141.8 per one Ordinary Share. The above fees were paid proportionately upon the closing of each stage of the investment agreement. Consequently, issuance costs of $592 thousand, including the value attributed to the options granted of $275 thousand were charged to share premium derived from the issuance of Ordinary Shares. The value attributed to the above options was calculated according to the Black-Scholes pricing model.

2)	On February 16, 2023, the Company completed a private placement by certain investors, some of whom are existing shareholders of the Company (the “Investors”), and the former controlling shareholder of the Company, in an aggregate amount of NIS 12,463 thousand ($3.59 million). Under the investor agreements the Company issued 233,826 units, each consisting of one Ordinary Share and one non-registrable and non-tradeable warrant at a price of NIS 53.3 ($15.5) per each issued Unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 61.3 ($17.8) per warrant for a term of five (5) years from the issuance date of the offered warrants.

Issuance costs (of approximately $ 29 thousand) and the placement proceeds were allocated on a relative fair value basis ($ 2.24 million to share capital and premium and $1.35 million to the warrants); the warrants fair value was determined on the basis of the Black - Scholes pricing model.

The above private placement includes 64,503 units (representing a total investment of $1 million in cash), offered to Mr. Avraham Brenmiller - the Company’s former controlling shareholder and the Company’s Chief Executive Officer and Chairman of the Board of Directors (the “Board”) - with the same terms and conditions, as offered to the other investors.

3)

On June 9, 2023, the Company, entered into a Sales Agreement with A.G.P./Alliance Global Partners (“the Sales Agent”), pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent as agent or principal, Ordinary Shares under an “at the market offering” (“ATM”) as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, or the Securities Act. The Ordinary Shares will be offered and sold pursuant to the Company’s currently effective registration statement on Form F-3, the prospectus contained therein and the prospectus supplement filed with the SEC dated June 9, 2023, under which the Company may offer and sell its Ordinary Shares having an aggregate offering price of up to $9,350 thousand from time to time through A.G.P.

During the second half of 2023, under the agreement with a A.G.P., the Company issued 35,812 ordinary shares for a total consideration of $220 thousand, net of agent commissions of $12 thousand and other issuance costs of $115 thousand. During 2024, the Company issued 3,712,421 Ordinary shares for a total consideration of $6,503 thousand, net of agent commissions of $214 thousand and other issuance costs of $108 thousand.

4)	On June 15, 2023, the Company completed a private placement offering of its securities for the aggregate gross proceeds of $2.5 million (NIS 8.97 million) with one of the Company’s shareholders, a Switzerland-based company. The placement included 248,778 units (the “June Units”), each June Unit consisting of one ordinary share of the Company, and one non-tradeable warrant to purchase one ordinary share, at a price per Unit of $10.

The warrants are exercisable at a price of NIS 44 (approximately $ 12.0) per share, reflecting a 33% premium over the market price of the Company’s Ordinary Shares on The Nasdaq Stock Market LLC at the close on June 12, 2023. The warrants are exercisable from June 12, 2024 and until June 12, 2028.

Issuance costs (of approximately $20 thousand) and the placement proceeds were allocated on a relative fair value basis ($1.57 million to share capital and premium and $0.93 million to the warrants); the fair value of the warrants was determined on the basis of the Black-Scholes pricing model.

5)	On January 25, 2024, the Company closed a public offering under which it completed the issuance and sale of 240,000 Ordinary Shares, no par value per share of the Company at a price of $4.50 per share, pre-funded warrants at a price of $4.4999, to purchase 648,890 Ordinary Shares (which were all exercised into shares on May 17, 2024) and warrants to purchase 888,890 Ordinary Shares at an exercise price of $5.00 per share. The Warrants are exercisable immediately and will expire five years from the date of issuance. The Pre-Funded Warrants were exercisable immediately at a price of $0.0001 per share and were exercisable until exercised in full.

The Ordinary Shares, Warrants and Pre-Funded Warrants were offered and sold pursuant to an effective Registration Statement on Form F-1, as amended. The aggregate gross proceeds from this offering were approximately $4.0 million before deducting placement agent fees of $280 thousand and other fund-raising expenses, of $316 thousand.

6)	On April 10, 2024, the Company filed a registration statement on Form S-8 under the Securities Act of 1933, as amended, to register additional 500,000 Ordinary Shares, in the aggregate, issued or reserved for issuance under the 2013 Option Plan. On January 21, 2025 another registration statement on Form S-8 was filed to register additional 1,717,200 ordinary shares for the foregoing purpose.

7)	On August 4, 2024, the Company entered into a definitive securities purchase agreement with Alpha Capital Anstalt (“Alpha”) for a private placement of 1,000,000 Ordinary Shares at a price of $1.05 per share. The private placement closed on December 4, 2024, and the proceeds of $1,050 thousand, net of issuance costs of $21 thousand was received.

Under the terms of the agreement, the investor will have a one-time future investment right, from the date hereof until the date that is 12 months after the closing date, to subscribe for an additional 1,000,000 Ordinary Shares (or at the election of the Investor pre-funded warrants to purchase up to 1,000,000 Ordinary Shares in lieu of Ordinary Shares) at a price of $2.50 per ordinary share (or pre-funded warrant), in a private placement. This additional investing right was triggered subsequent to balance sheet date on January 10, 2025 (after the Company’s Ordinary Shares closed on Nasdaq above $2.50 per ordinary share), but expired after 15 business days without being exercised.

B.	Warrants:

1)	Quoted Warrants (Series 3)

During 2023 and as part of the delisting process of the Company’s Ordinary Shares from TASE, the Company made an arrangement with the holders of Series 3 warrants, approved by the district court, to shorten the period for their exercise and decrease the exercise price. As a result, 94% of the holders of Series 3 exercised their warrants, for which the Company issued 18,811 Ordinary Shares and received a consideration of NIS 241 thousand ($72 thousand); the remaining warrants (Series 3) expired on September 5, 2023. Consequently, and due to having accumulated losses, the Company recognized the incremental value of NIS 341 thousand ($92 thousand) for the change in terms of the options against additional paid in capital (see also Note 13I).

2)	Non- marketable warrants

As of December 31, 2023, the Company had 499,998 non-marketable warrants that could be exercised into 25,000 Ordinary Shares of the Company. These warrants expired on June 14, 2024, without any exercise.

3)	The following table presents the outstanding non-marketable warrants, as of December 31, 2024 and their terms:

Date of issuance	Number of outstanding warrants		Exercise price for one Ordinary share	Expiration date
January 24, 2023 (a)	14,822	(*)	NIS 61.3	January 24, 2025
February 16, 2023 (a)	213,826		$16.66	February 1, 2028
February 16, 2023 (a)	20,000	(*)	NIS 61.3	February 1, 2028
June 15, 2023 (a)	248,778		$12.0	June 12, 2028
January 25, 2024 (b)	888,890		$5.0	January 25, 2029

(*)	Presented as a warrants’ liability in the balance sheet, see below

(a)	On January 1, 2024, as a result of the change in the functional currency of the Company (Note 2E.) all outstanding warrants issued under private placements on February 16, 2023 and June 15, 2023 that had exercise price denominated in NIS, could have not been considered anymore as indexed to the Company’s own shares, and therefore were reclassified from equity to liabilities at their fair value of $1,649 thousand (valued, as of that date, using the Black - Scholes pricing model).

Subsequently, and after receiving the approval of the warrants holders (except for two individuals) to fix the exercise price of such warrants in U.S. Dollars terms (converted from NIS to U.S. Dollars based on the exchange rate as of May 16, 2024), and after the approval of the Board, on May 23, 2024, all consented warrants were reclassified to equity at their present fair value of $219 thousand (valued at modification date under the Black - Scholes pricing model, under the following assumptions: risk free interest rate 4.53%-4.71%, expected term 3.6-4 years, expected price volatility of 100%-103%, fair value of an ordinary share of $1.55 and 0% dividend yield); consequently, the Company recognized $1,419 thousand in financial income for year 2024, resulting from the change in fair value of the warrants’ liability (an additional individual consented to such a change on December 17, 2024 resulting with a reclassification to equity of $6 thousand). The remaining liability of $10 thousand is presented among long-term liabilities.

(b)	Following the issuance of warrants on January 25, 2024 (see A5) above), the Company determined that some of the features of the warrants, did not meet the “indexed to Company’s own stock” criteria, and are therefore precluded from equity classification. Consequently, the gross proceeds received in the offering were initially allocated to the warrant’s that were classified as a liability, based on their fair value, and the residual was allocated to the shares and the prefunded warrants. Upon issuance, the warrants were valued at $3,176 thousand using the Black-Scholes pricing model, under the following assumptions: fair value of an ordinary share - $4.89, expected option term of 5 years, expected price volatility of 93%, risk-free annual interest rate of 4.51% and dividend yield of 0%.

Issuance costs were proportionally allocated to the issued financial instruments based on the proceed amounts allocated to such instruments. Consequently, $473 thousand of issuance costs, that were allocated to the warrants, were carried directly to financial expenses.

The features of these warrants were amended under an agreement with the holding investor which became effective on June 6, 2024. Consequently, the Company reclassified these warrants to equity at their fair value of $481 thousand (valued under the Black - Scholes pricing model under the following assumptions: risk free interest rate 4.3%, expected term 4.6 years, expected price volatility of 100%, fair value of an ordinary share of $1.07 and 0% dividend yield) and recognized financial income from the change in their fair value of $2,695 thousand.

C.	Share-based payments:

1)	2013 Option Scheme

In July 2013, the Company’s Board approved a share option scheme that is intended to provide an incentive to retain or attract employees, directors, consultants and service providers of the Company and its Affiliates and will be administered by the Board (“the 2013 plan”). On September 15, 2022, the Board approved an amendment to the plan, that will allow the Company to reserve from time-to-time, out of its authorized unissued share capital, such number of Shares, as the Board deems appropriate.

The options can be exercised for a period of up to 10 years from the date of their allotment. An option that is not exercised by that date will expire.

Pursuant to the options plan, the options for the Company’s employees and officers, other than its former controlling shareholder, will be allocated under Section 102 of the Israeli Income Tax Ordinance (where the Board can determine the type of option as “Option 102 in the Non-Trustee Track” or “Option 102 in the Trustee Track”) and the options for service providers and the former controlling shareholder of the Group, will be allocated in accordance with Section 3(i) of the Israeli Income Tax Ordinance.

See also A6) above.

2)	Amendment to the Company’s compensation policy and Restricted Shares and Restricted Share Units

On January 24, 2023, the Company adopted an amendment to the Company’s compensation policy, which includes an efficiency plan to decrease expenses and the Company’s burn rate. The adopted plan allows the Compensation Committee and the Board, subject to certain minimum terms and conditions, to exchange basic salary (in whole or in part), accrued and unpaid cash salary to Company’s employees and officers, with equity-based compensation (the “Efficiency Plan”), by issuing Restricted Shares or Restricted Shares Units (“RSUs”).

Under the above approved compensation plan, the Company also granted during 2023 to its employees and service providers: (a) 7,811 RSUs in exchange for employee and service providers’ salary of NIS 346 thousand (approximately $ 94 thousand); these shares vest mainly over 12 months, (b) bonuses in fully vested 47,315 RS to employees and service providers, with estimated value in the amount of NIS 2,328 thousand ($ 649 thousand), and (c) 9,986 RS in exchange for service providers’ fees of NIS 494 thousand (approximately $ 134 thousand).

During 2024, the Company granted 115,635 fully vested RS to service providers, valued $158 thousand and granted bonuses to employees and service providers, in share based payment valued under the Black - Scholes pricing model at $ 482 thousand, which included 222,034 fully vested RS.

As to additional grants made in 2025 – see Note 15B.

3)	Share option awards granted to employees in 2018, with an exercise price denominated in U.S. dollars, were classified and accounted for as a liability in prior years as they did not meet the exception under ASC 718-10-25-14A to allow equity classification; these options were reclassified in May 2022 to equity at fair value of $74 thousand, when the shares of the Company began trading on Nasdaq.

4)	Information on the share option awards outstanding and the related weighted average exercise price as of and for the years ended December 31, 2024 and 2023 are presented in the table below:

	Year ended December 31, 2024			Year ended December 31, 2023
Relating to options:	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value
Outstanding at beginning of the year	133,976	$0.82 - $247.1	$57,959	144,681	NIS 137.8 – NIS 800	-
Granted	341,711	$0.01 - $10.7	$244,398	11,539	NIS 3	$104,197
Exercised**	(1,805)	$1.6	$7,565	-	-	-
Forfeited	(10,272)	$10.7 - $62.2	-	(7,211)	NIS 194 ; $ 100	-
Expired	(7,660)	$38.3 –$53.2	-	(15,033)	NIS 194 ; $ 100	-
Outstanding at end of the year	455,950	$0.01-$247.1	$393,276	133,976	NIS 3 - NIS 800	$57,959
Exercisable at end of the year	226,626	$1.01 - $185.3	$172,878	76,700	NIS 3 - NIS 400	$44,257

*	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency.

**	Including options exercised. Average share price for options exercised in 2024 – $ 5.79.

All Restricted Shares and Restricted Share Units (RS and RSU) are all fully vested as of December 31, 2024.

5)	The following table summarizes information about stock-based awards outstanding and exercisable at December 31, 2024:

	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$0.01 - $0.83	350,250	4.9	141,259	5.0
$61.4 - $40.0	50,075	6.5	39,742	6.5
$76.7	19,425	0.5	19,425	0.5
$100	6,200	3.5	6,200	3.5
$123.5; $185.3; $247.1	30,000	7.2	20,000	7.2
$0.01 - $247.1	455,950	5.1	226,626	5.1

6)	Share-based compensation expense for the years ended December 31, 2024, 2023 and 2022 was as follows (U.S. dollars in thousands):

	Year ended December 31
	2024	2023	2022

Cost of revenue	9	52	36
Research and development	348	416	258
Sales and marketing	204	279	240
General and administrative	824	1,034	800
Total share-based compensation expenses	1,385	1,781	1,334

As of December 31, 2024, there is an unrecognized share-based compensation expense of $189 thousand to be recognized over the average remaining vesting period of 1.3 years.

7)	The calculated fair value of option grants was estimated using the Black-Scholes pricing model with the following assumptions:

	Year ended December 31
	2024	2023	2022
Risk-free interest rate	3.84% - 4.4%	4.75%	0.1%-2.0%
Expected option term (in years)	2.0 – 5.0	10.0	2.0-10.0
Expected price volatility	96% - 152%	76%	66%-82%
Fair value of an ordinary share	$0.63 - $6.10	NIS 32.6	NIS 82.7-NIS 159.7
Dividend yield	0%	0%	0%